Related Party Transaction and Balance (Details) - USD ($)		Apr. 12, 2023	Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction and Balance [Line Items]
Expected credit loss	[1]		$ 11,957,377	$ 4,146,564
Mr. Yang [Member]
Related Party Transaction and Balance [Line Items]
Expected credit loss				$ 159,401
PRO800 [Member]
Related Party Transaction and Balance [Line Items]
Cash consideration		$ 700,000
TOP 500 SEC PTY LTD [Member[
Related Party Transaction and Balance [Line Items]
Subsidiary, Ownership Percentage, Parent		100.00%

[1]	For the year ended March 31, 2024, the Company launched loan business, which was approved by Hong Kong Licensing Court under the Money Lenders Ordinance. The Company disbursed loans to customers for a fixed period and charged interests from the customers. The principal and interest are repayable upon the maturity of the loans. For the year ended March 31, 2025 and 2024, the Company recognized interest income of $832,724 and $120,421 from the loan business. As of March 31, 2025, the loans receivables were comprised of principal of $11,277,359 and interest of $680,018, respectively. As of March 31, 2024, the loans receivables were comprised of principal of $4,026,819 and interest of $119,745, respectively.